UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 155.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$113,309

		$113,309

Education — 29.9%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$531,990
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,270,944
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,044,850
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/32	830	983,226
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	879,187
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	52,875
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	76,617
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	215	255,020
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	105,880
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	149,559
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	125,871
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	228,407
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	731,737
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	470	544,749
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	482,803
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	664,440
Pennsylvania State University, 5.00%, 9/1/34	750	894,277
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	844,140
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	295,785
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	626,152

		$10,788,509

Escrowed/Prerefunded — 23.9%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,212,529
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	425,352
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	615,290
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	452,504
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	327,613
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	228,809
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	30	31,207
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	391,979

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	$500	$535,145
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	687,444
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	777,188
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	554,052
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	452,449
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	70,022
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	564,562
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,035,609
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	15,771
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	263,842

		$8,641,367

General Obligations — 8.6%
Chester County, 4.00%, 7/15/29	$750	$860,370
Chester County, 5.00%, 7/15/27	105	112,958
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,292,340
West York Area School District, 5.00%, 4/1/33	750	854,677

		$3,120,345

Hospital — 19.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$537,795
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	209,418
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	423,173
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	523,240
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	245,671
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	810,113
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,212,187
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	566,015
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	273,030
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	726,570
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	281,423
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,230,835

		$7,039,470

Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$187,091

		$187,091

Industrial Development Revenue — 9.5%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(2)	$750	$756,428
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	216,740

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	$750	$772,462
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	268,795
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,416,451

		$3,430,876

Insured-Education — 3.5%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$384,191
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	896,447

		$1,280,638

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,145,902

		$1,145,902

Insured-Escrowed/Prerefunded — 17.7%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$479,735
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	750	825,810
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,503,677
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	513,825
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,105	1,112,912
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,960,040

		$6,395,999

Insured-General Obligations — 3.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$25,249
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	852,952
Luzerne County, (AGM), 5.00%, 11/15/29	250	284,148

		$1,162,349

Insured-Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$318,610

		$318,610

Insured-Lease Revenue/Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$529,410
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,211,885

		$1,741,295

Insured-Special Tax Revenue — 2.6%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$667,462
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	256,843

		$924,305

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 9.7%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$526,764
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,628
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,954,476

		$3,489,868

Insured-Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$552,415

		$552,415

Senior Living/Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$110,514

		$110,514

Transportation — 10.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$503,065
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	308,125
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	493,663
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	385	425,333
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	626,719
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	464,198
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,080,357

		$3,901,460

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$400,420

		$400,420

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$759,210
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	827,805

		$1,587,015

Total Tax-Exempt Municipal Securities — 155.9% (identified cost $52,755,111)		$56,331,757

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$47	$14,164

Total Taxable Municipal Securities — 0.0%(3) (identified cost $47,269)		$14,164

Total Investments — 155.9% (identified cost $52,802,380)		$56,345,921

Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.6)%	$(4,200,255)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.7)%	$(16,885,990)

Other Assets, Less Liabilities — 2.4%	$874,630

Net Assets Applicable to Common Shares — 100.0%	$36,134,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $756,428 or 2.1% of the Trust’s net assets applicable to common shares.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Dec-17	$(1,560,938)	$(7,753)

					$(7,753)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At August 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $7,753.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,704,863

Gross unrealized appreciation	$4,051,212
Gross unrealized depreciation	(417,907)

Net unrealized appreciation	$3,633,305

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$56,331,757	$—	$56,331,757
Taxable Municipal Securities	—	14,164	—	14,164
Total Investments	$—	$56,345,921	$—	$56,345,921

Liability Description
Futures Contracts	$(7,753)	$—	$—	$(7,753)
Total	$(7,753)	$—	$—	$(7,753)

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017